Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 326,000
Previously Paid Amount	0.00
Total Fee Amount	45.02
Total Offset Amount	0.00
Net Fee	45.02
Narrative - Max Aggregate Offering Price	$ 326,000
Final Prospectus	true